Condensed Consolidated Statements of Changes in Stockholders' Equity (Deficit) - USD ($)		Total Terrestrial Energy Inc. Stockholders' Equity (Deficit) Previously Reported	Total Terrestrial Energy Inc. Stockholders' Equity (Deficit)	Preferred Shares Previously Reported [1]	Preferred Shares Retrospective application of recapitalization [1]	Common Shares Previously Reported [1]	Common Shares Retrospective application of recapitalization [1]	Common Shares		Exchangeable Shares Retrospective application of recapitalization	Exchangeable Shares	Additional Paid-In-Capital Previously Reported	Additional Paid-In-Capital Retrospective application of recapitalization	Additional Paid-In-Capital	Accumulated Other Comprehensive Income (Loss) Previously Reported	Accumulated Other Comprehensive Income (Loss)	Accumulated Deficit Previously Reported	Accumulated Deficit	Previously Reported	Total
Beginning balance at Dec. 31, 2023		$ (5,410,299)	$ (5,410,299)	$ 138	$ (138)	$ 675	$ 2,959	$ 3,634	[1]	$ 2,401	$ 2,401	$ 79,769,519	$ (4,685)	$ 79,764,834	$ (58,336)	$ (58,336)	$ (85,122,832)	$ (85,122,832)	$ (4,875,688)	$ (4,875,688)
Beginning balance (in shares) at Dec. 31, 2023				137,672	(137,672)	675,281	35,666,101	36,341,382	[1]	24,011,017	24,011,017
Consolidated Statements of Changes in Stockholders' Equity (Deficit)
Stock-based compensation			670,243											670,243						$ 670,243
Conversion of exchangeable shares to common shares																				0
Issuance of warrants in connection with convertible notes, net of tax			2,006,982											2,006,982						$ 2,006,982
Net loss			(11,485,410)															(11,485,410)		(11,485,410)
Ending balance at Dec. 31, 2024			(13,490,552)					$ 3,916	[1]		$ 2,401			82,774,184		337,189		(96,608,242)		(13,490,552)
Ending balance (in shares) at Dec. 31, 2024	[2]							39,159,901	[1]		24,011,017
Consolidated Statements of Changes in Stockholders' Equity (Deficit)
Stock-based compensation														180,000						$ 180,000
Conversion of exchangeable shares to common shares																				0
Currency translation adjustments																(827,000)				$ (827,000)
Issuance of warrants in connection with convertible notes, net of tax														2,595,000						2,595,000
Net loss																		(6,252,000)		(6,252,000)
Ending balance at Mar. 31, 2025								$ 4,000			$ 2,000			85,549,000		(490,000)		(102,860,000)		(17,795,000)
Ending balance (in shares) at Mar. 31, 2025	[2]							39,159,901			24,011,017
Beginning balance at Dec. 31, 2024			(13,490,552)					$ 3,916	[1]		$ 2,401			82,774,184		337,189		(96,608,242)		(13,490,552)
Beginning balance (in shares) at Dec. 31, 2024	[2]							39,159,901	[1]		24,011,017
Consolidated Statements of Changes in Stockholders' Equity (Deficit)
Stock-based compensation			3,103,702											3,103,702						3,103,702
Shares issued upon exercise of options			136					$ 7	[1]					129						$ 136
Shares issued upon exercise of options (in shares)								67,054	[1]											67,054
Conversion of exchangeable shares to common shares																				0
Issuance of warrants in connection with convertible notes, net of tax			2,594,531											2,594,531						$ 2,594,531
Net loss			(28,016,641)															(28,016,641)		(28,016,641)
Ending balance at Dec. 31, 2025			$ 295,406,242					$ 8,177	[1]		$ 2,401			418,814,641		1,205,906		(124,624,883)		295,406,242
Ending balance (in shares) at Dec. 31, 2025								81,771,422	[1]		24,011,017
Consolidated Statements of Changes in Stockholders' Equity (Deficit)
Stock-based compensation														2,761,000						2,761,000
Shares issued upon exercise of options														158,000						$ 158,000
Shares issued upon exercise of options (in shares)								140,815			(318,197)
Conversion of exchangeable shares to common shares								318,197												318,197
Issuance of shares for private placement (in shares)								12,000
Currency translation adjustments																(64,000)				$ (64,000)
Change in net unrealized gains on short-term and long-term investments																838,000				838,000
Net loss																		(10,503,000)		(10,503,000)
Ending balance at Mar. 31, 2026								$ 8,000			$ 2,000			$ 421,734,000		$ 1,980,000		$ (135,128,000)		$ 288,596,000
Ending balance (in shares) at Mar. 31, 2026								82,242,434			23,692,820

[1]	Share amounts have been retroactively restated to give effect to the Business Combination.
[2]	The shares of the Company’s common stock prior to the Recapitalization have been retrospectively recast to reflect the change in the capital structure as a result of the Recapitalization as described in Note 1.